STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
STOCK BASED COMPENSATION
Summary of stock-based activities

		Weighted	Weighted
		Average	Average
	ADS Underlying	Exercise	Contractual
	Options	Price	Terms
Outstanding at December 31, 2022	25,595	$210.00	9.28
Granted	1,071	$210.00
Forfeited/Cancelled	—	$—
Outstanding at September 30, 2023	26,666	$210.00	8.64

Exercisable options at September 30, 2023	7,381	$210.00	8.57

		Weighted	Weighted
		Average	Average
	ADS Underlying	Exercise	Contractual
	Options	Price	Terms
Outstanding at December 31, 2021	479	$7,640.88	0.33
Granted	25,595	$210.00
Forfeited/Cancelled	(479)	$7,640.00
Outstanding at December 31, 2022	25,595	$210.00	9.28

Exercisable options at December 31, 2022	—	$—	—

Summary of weighted average assumptions of stock options granted valued using the Black-Scholes option-pricing model

December 31,
2022
Expected volatility	106.0%
Risk-free interest rate	2.7%
Expected dividend yield	0.0%
Expected life of options in years	6.9
Exercise Price	$210.00
Fair value of ADS	$184.56
Estimated fair value of option	$155.04